Summary of significant accounting policies - Intangible assets, net (Details)	Dec. 31, 2024	Dec. 31, 2023
Customer relationship | Minimum
Intangible assets, net
Estimated useful lives	3 years	3 years
Customer relationship | Maximum
Intangible assets, net
Estimated useful lives	5 years 6 months	5 years 6 months
Software
Intangible assets, net
Estimated useful lives	3 years	3 years
Brand | Minimum
Intangible assets, net
Estimated useful lives	8 years	8 years
Brand | Maximum
Intangible assets, net
Estimated useful lives	10 years	10 years
License
Intangible assets, net
Estimated useful lives	15 years